GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital deficit	$ 4,280,009		$ (5,796,531)
Stockholders' deficiency	3,786,099	$ 5,902,426	5,295,875	$ 6,573,564	$ 3,774,804	$ 5,015,105	$ 5,388,058
Cash used in operating activities	1,445,593	$ 1,405,659	1,800,809	$ 1,254,712
Working capital deficit	$ (4,280,009)		$ 5,796,531